Derivative Liabilities - Schedule of Derivative Expense (Details) - Derivative Expense [Member] - USD ($)	3 Months Ended
	Sep. 30, 2024	May 08, 2023
Schedule Of Derivative Expense [Abstract]
Fair value of derivative liabilities		$ 954,725
Less: face amount of debt		$ (555,000)
Derivative expense	$ 399,725